ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE [Abstract]
ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

NOTE 7:-   ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2013	2014

Employees and payroll accruals	$480	$357
Government authorities	82	542
Accrued vacation pay	170	128
Accrued expenses	418	2,152
Factoring advance payments	151	180
Capital leases – current portion	-	252
Other	33	204

	$1,334	$3,815